LONG-TERM DEBTS - Schedule of long-term loans (Details) - Long-term Loans from Commercial Banks ¥ in Millions	Dec. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
2026	¥ 7
2027	6
2028	13
2029	11
2030	4
Thereafter	19
Total	¥ 60